Fair value measurements - Increases and Decreases of Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis Unrealized and Realized Gain/Losses Included in Revenue (Detail) - Recurring - Level 3 [Member] - JPY (¥)
¥ in Billions
		3 Months Ended				6 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014
Assets [Abstract]
Assets, beginning balance		¥ 366		¥ 355		¥ 336		¥ 368
Total gains (losses) recognized in net revenue, Assets	[1]	(39)		(18)		(19)		(26)
Total gains (losses) recognized in other comprehensive income, Assets		0		(1)		0		(1)
Purchases/ issues, Assets		56		83		143		263
Sales/ redemptions, Assets		(84)		(83)		(178)		(268)
Settlements, Assets		27		(13)		38		(1)
Foreign exchange movements, Assets		(8)		13		0		11
Transfers into Level 3, Assets	[2]	31		11		39		28
Transfers out of Level 3, Assets	[2]	(11)		(54)		(21)		(81)
Assets, ending balance		338		293		338		293
Liabilities [Abstract]
Liabilities, beginning balance		485		467		529		398
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 29		¥ (47)		¥ 31		¥ (54)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[3]	¥ 59		¥ 111		¥ 181		¥ 208
Sales/ redemptions, Liabilities	[3]	¥ (121)		¥ (190)		¥ (261)		¥ (238)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ (3)		¥ 4		¥ (1)		¥ 4
Transfers into Level 3, Liabilities	[2]	33		10		39		32
Transfers out of Level 3, Liabilities	[2]	(5)		(6)		(37)		(15)
Liabilities, ending balance		419		443		419		443
Trading assets and private equity investments [Member]
Assets [Abstract]
Assets, beginning balance		303		295		293		301
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (3)		¥ (1)		¥ 0		¥ 7
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 52		¥ 83		¥ 138		¥ 261
Sales/ redemptions, Assets		¥ (80)		¥ (82)		¥ (171)		¥ (264)
Settlements, Assets
Foreign exchange movements, Assets		¥ (7)		¥ 11		¥ 0		¥ 9
Transfers into Level 3, Assets	[2]	23		12		41		31
Transfers out of Level 3, Assets	[2]	(12)		(54)		(25)		(81)
Assets, ending balance		276		264		276		264
Trading assets and private equity investments [Member] | Equities [Member]
Assets [Abstract]
Assets, beginning balance		38		40		39		68
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 0		¥ 1		¥ 1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 5		¥ 9		¥ 4		¥ 14
Sales/ redemptions, Assets		¥ (4)		¥ (7)		¥ (7)		¥ (36)
Settlements, Assets
Foreign exchange movements, Assets		¥ (1)		¥ 2		¥ 0		¥ 1
Transfers into Level 3, Assets	[2]	1		1		2		2
Transfers out of Level 3, Assets	[2]	(1)		(3)		(1)		(8)
Assets, ending balance		38		42		38		42
Trading assets and private equity investments [Member] | Private equity investments [Member]
Assets [Abstract]
Assets, beginning balance		51		44		49		42
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 2		¥ 0		¥ 1		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 1		¥ 1		¥ 2		¥ 4
Sales/ redemptions, Assets		¥ (4)		¥ (1)		¥ (5)		¥ (1)
Settlements, Assets
Foreign exchange movements, Assets		¥ (2)		¥ 1		¥ 1		¥ 1
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance		¥ 48		¥ 45		¥ 48		¥ 45
Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance
Total gains (losses) recognized in net revenue, Assets	[1]			¥ 0				¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				¥ 0				¥ 0
Sales/ redemptions, Assets				¥ 0				¥ 0
Settlements, Assets
Foreign exchange movements, Assets
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance				¥ 0				¥ 0
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Assets [Abstract]
Assets, beginning balance		4		32		3		26
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 1		¥ 0		¥ 7
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 5		¥ 26		¥ 19		¥ 122
Sales/ redemptions, Assets		¥ (7)		¥ (26)		¥ (20)		¥ (122)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0				¥ 0
Transfers into Level 3, Assets				¥ 0	[2]	0	[2]	¥ 5	[2]
Transfers out of Level 3, Assets	[2]	¥ 0		(22)		0		(27)
Assets, ending balance		2		11		2		11
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets [Abstract]
Assets, beginning balance		164		118		167		116
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (3)		¥ (1)		¥ (1)		¥ 2
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 23		¥ 31		¥ 84		¥ 78
Sales/ redemptions, Assets		¥ (56)		¥ (18)		¥ (125)		¥ (61)
Settlements, Assets
Foreign exchange movements, Assets		¥ (4)		¥ 6		¥ (1)		¥ 5
Transfers into Level 3, Assets	[2]	9		3		17		11
Transfers out of Level 3, Assets	[2]	(6)		(24)		(14)		(36)
Assets, ending balance		127		115		127		115
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets [Abstract]
Assets, beginning balance		12		5		2		3
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 0		¥ 2		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 1		¥ 3		¥ 8		¥ 6
Sales/ redemptions, Assets		¥ (3)		¥ (5)		¥ (2)		¥ (8)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0				¥ 0
Transfers into Level 3, Assets								¥ 2	[2]
Transfers out of Level 3, Assets								0	[2]
Assets, ending balance		¥ 10		¥ 3		¥ 10		3
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets [Abstract]
Assets, beginning balance		1		3		1		3
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 0		¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets				¥ 0		¥ 1		¥ 0
Sales/ redemptions, Assets		¥ 0		¥ (2)		¥ (1)		¥ (3)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0				¥ 0
Transfers into Level 3, Assets								¥ 2	[2]
Transfers out of Level 3, Assets								(1)	[2]
Assets, ending balance		¥ 1		¥ 1		¥ 1		1
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Assets [Abstract]
Assets, beginning balance		12		2		13		0
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 0		¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 15				¥ 17		¥ 2
Sales/ redemptions, Assets		¥ (3)		¥ 0		¥ (6)		¥ 0
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0		¥ 0		¥ 0
Transfers into Level 3, Assets		¥ 13	[2]			¥ 13	[2]
Transfers out of Level 3, Assets				¥ (2)	[2]			¥ (2)	[2]
Assets, ending balance		¥ 37		0		¥ 37		0
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets [Abstract]
Assets, beginning balance		20		23		15		13
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (2)		¥ (2)		¥ (3)		¥ (3)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 2		¥ 13		¥ 3		¥ 34
Sales/ redemptions, Assets		¥ (3)		¥ (12)		¥ (5)		¥ (22)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 2		¥ 0		¥ 2
Transfers into Level 3, Assets	[2]	0		8		9		9
Transfers out of Level 3, Assets	[2]	(5)		(3)		(7)		(4)
Assets, ending balance		12		29		12		29
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Assets [Abstract]
Assets, beginning balance		1		28		4		30
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 1		¥ 0		¥ 1
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 0		¥ 0		¥ 0		¥ 1
Sales/ redemptions, Assets		¥ 0		¥ (11)		¥ 0		¥ (11)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0		¥ 0		¥ 0
Transfers into Level 3, Assets						0	[2]
Transfers out of Level 3, Assets	[2]	¥ 0		¥ 0		(3)		¥ (3)
Assets, ending balance		1		18		1		18
Equity contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	(4)		4		(6)		11
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ 4		¥ (2)		¥ 9		¥ (6)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 0	[4]			¥ 0	[4]
Sales/ redemptions, Assets		0	[4]			0	[4]
Settlements, Assets	[4]	0		¥ (9)		(2)		¥ (12)
Foreign exchange movements, Assets	[4]	0		0		0		0
Transfers into Level 3, Assets	[2],[4]	0		(1)		0		(2)
Transfers out of Level 3, Assets	[2],[4]	0		0		(1)		1
Assets, ending balance	[4]	0		(8)		0		(8)
Interest rate contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	(18)		(40)		(22)		(39)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (26)		¥ (7)		¥ (20)		¥ (20)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 0	[4]			¥ 0	[4]
Sales/ redemptions, Assets		(2)	[4]			(2)	[4]
Settlements, Assets	[4]	17		¥ (5)		25		¥ 8
Foreign exchange movements, Assets	[4]	0		0		0		0
Transfers into Level 3, Assets	[2],[4]	3		(1)		(7)		(1)
Transfers out of Level 3, Assets	[2],[4]	2		1		2		0
Assets, ending balance	[4]	(24)		(52)		(24)		(52)
Credit contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	11		5		4		5
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (2)		¥ (4)		¥ (2)		¥ (5)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ (5)		¥ 3		¥ (4)		¥ 5
Foreign exchange movements, Assets	[4]	(1)		0		0		0
Transfers into Level 3, Assets	[2],[4]	(3)		1		(4)		0
Transfers out of Level 3, Assets	[2],[4]	0		(1)		6		(1)
Assets, ending balance	[4]	0		4		0		4
Foreign exchange contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	1		7		(5)		5
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (13)		¥ (3)		¥ (10)		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 15		¥ (2)		¥ 19		¥ (2)
Foreign exchange movements, Assets	[4]	¥ 0		¥ 0		0		0
Transfers into Level 3, Assets						1	[2],[4]	0	[2],[4]
Transfers out of Level 3, Assets	[2],[4]	¥ (1)		¥ 0		(3)		0
Assets, ending balance	[4]	2		2		2		2
Commodity contracts [Member]
Assets [Abstract]
Assets, beginning balance	[4]	¥ 0		0		0		0
Total gains (losses) recognized in net revenue, Assets				¥ 0	[1],[4]	¥ 0	[1],[4]	¥ 0	[1],[4]
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets
Sales/ redemptions, Assets
Settlements, Assets	[4]	¥ 0		¥ 0		¥ 0		¥ 0
Foreign exchange movements, Assets	[4]	0		¥ 0		0		¥ 0
Transfers into Level 3, Assets		¥ 0	[2],[4]			¥ 0	[2],[4]
Transfers out of Level 3, Assets
Assets, ending balance	[4]	¥ 0		¥ 0		¥ 0		¥ 0
Derivatives, net [Member]
Assets [Abstract]
Assets, beginning balance	[4]	(10)		(24)		(29)		(18)
Total gains (losses) recognized in net revenue, Assets	[1],[4]	¥ (37)		¥ (16)		¥ (23)		¥ (32)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 0	[4]			¥ 0	[4]
Sales/ redemptions, Assets		(2)	[4]			(2)	[4]
Settlements, Assets	[4]	27		¥ (13)		38		¥ (1)
Foreign exchange movements, Assets	[4]	(1)		0		0		0
Transfers into Level 3, Assets	[2],[4]	0		(1)		(10)		(3)
Transfers out of Level 3, Assets	[2],[4]	1		0		4		0
Assets, ending balance	[4]	(22)		(54)		(22)		(54)
Subtotal [Member]
Assets [Abstract]
Assets, beginning balance		293		271		264		283
Total gains (losses) recognized in net revenue, Assets	[1]	¥ (40)		¥ (17)		¥ (23)		¥ (25)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 52		¥ 83		¥ 138		¥ 261
Sales/ redemptions, Assets		(82)		(82)		(173)		(264)
Settlements, Assets		27		(13)		38		(1)
Foreign exchange movements, Assets		(8)		11		0		9
Transfers into Level 3, Assets	[2]	23		11		31		28
Transfers out of Level 3, Assets	[2]	(11)		(54)		(21)		(81)
Assets, ending balance		254		210		254		210
Loans and receivables [Member]
Assets [Abstract]
Assets, beginning balance		15		26		15		26
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ (1)		¥ 0		¥ (1)
Total gains (losses) recognized in other comprehensive income, Assets
Purchases/ issues, Assets		¥ 3				¥ 4
Sales/ redemptions, Assets		¥ 0		¥ 0		¥ (1)		¥ 0
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 2		¥ 0		¥ 2
Transfers into Level 3, Assets		¥ 8	[2]			¥ 8	[2]
Transfers out of Level 3, Assets
Assets, ending balance		¥ 26		¥ 27		¥ 26		¥ 27
Non-trading debt securities [Member]
Assets [Abstract]
Assets, beginning balance		0		0		0		3
Total gains (losses) recognized in net revenue, Assets	[1]	¥ 0		¥ 0		¥ 0		0
Total gains (losses) recognized in other comprehensive income, Assets								¥ 0
Purchases/ issues, Assets
Sales/ redemptions, Assets				¥ 0				¥ (3)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0		¥ 0		¥ 0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance		¥ 0		¥ 0		¥ 0		¥ 0
Other [Member]
Assets [Abstract]
Assets, beginning balance		58		58		57		56
Total gains (losses) recognized in net revenue, Assets	[1]	1		0		4		0
Total gains (losses) recognized in other comprehensive income, Assets		0		(1)		0		(1)
Purchases/ issues, Assets		1		0		1		2
Sales/ redemptions, Assets		¥ (2)		¥ (1)		¥ (4)		¥ (1)
Settlements, Assets
Foreign exchange movements, Assets		¥ 0		¥ 0		¥ 0		¥ 0
Transfers into Level 3, Assets
Transfers out of Level 3, Assets
Assets, ending balance		¥ 58		¥ 56		¥ 58		¥ 56
Trading liabilities [Member]
Liabilities [Abstract]
Liabilities, beginning balance		3		0		3		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0		¥ (1)		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[3]	¥ 0		¥ 2		¥ 1		¥ 2
Sales/ redemptions, Liabilities	[3]	¥ (1)		¥ 0		¥ (2)		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[2]	0		0		1		0
Transfers out of Level 3, Liabilities	[2]	0		0		(2)		(1)
Liabilities, ending balance		2		2		2		2
Trading liabilities [Member] | Equities [Member]
Liabilities [Abstract]
Liabilities, beginning balance		2		0		3		1
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0		¥ (1)		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[3]	¥ 0		¥ 1		¥ 1		¥ 1
Sales/ redemptions, Liabilities	[3]	¥ (1)		¥ 0		¥ (2)		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0		¥ 0		¥ 0
Transfers into Level 3, Liabilities	[2]	0		0		0		0
Transfers out of Level 3, Liabilities	[2]	0		0		(2)		(1)
Liabilities, ending balance		1		1		1		1
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Liabilities [Abstract]
Liabilities, beginning balance		1		0		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0		¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[3]	¥ 0		¥ 0		¥ 0		¥ 0
Sales/ redemptions, Liabilities		¥ 0	[3]			¥ 0	[3]
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0		¥ 0		¥ 0		¥ 0
Transfers into Level 3, Liabilities		0	[2]			1	[2]
Transfers out of Level 3, Liabilities		0	[2]			0	[2]
Liabilities, ending balance		1		¥ 0		1		¥ 0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Liabilities [Abstract]
Liabilities, beginning balance
Total gains (losses) recognized in net revenue, Liabilities	[1]			¥ 0				¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[3]			¥ 1				1
Sales/ redemptions, Liabilities	[3]			¥ 0				¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities				¥ 0				¥ 0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities
Liabilities, ending balance				¥ 1				¥ 1
Short-term borrowings [Member]
Liabilities [Abstract]
Liabilities, beginning balance		2		2		1		3
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0		¥ 0		¥ (1)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities				¥ 0	[3]	¥ 1	[3]	¥ 1	[3]
Sales/ redemptions, Liabilities	[3]	¥ 0		¥ 0		¥ 0		¥ (1)
Settlements, Liabilities
Foreign exchange movements, Liabilities
Transfers into Level 3, Liabilities				¥ 0	[2]			¥ 0	[2]
Transfers out of Level 3, Liabilities	[2]	¥ 0		0		¥ 0		(2)
Liabilities, ending balance		2		2		2		2
Payables and deposits [Member]
Liabilities [Abstract]
Liabilities, beginning balance		0		0		0		0
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 0		¥ 0		¥ 0		¥ 0
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[3]	¥ (1)		¥ 0		¥ (1)		¥ 0
Sales/ redemptions, Liabilities	[3]	¥ 0		¥ 0		¥ 0		¥ 0
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ 0
Transfers into Level 3, Liabilities
Transfers out of Level 3, Liabilities				¥ 0	[2]			¥ 0	[2]
Liabilities, ending balance		¥ (1)		0		¥ (1)		0
Long-term borrowings [Member]
Liabilities [Abstract]
Liabilities, beginning balance		480		465		525		394
Total gains (losses) recognized in net revenue, Liabilities	[1]	¥ 29		¥ (47)		¥ 32		¥ (53)
Total gains (losses) recognized in other comprehensive income, Liabilities
Purchases/ issues, Liabilities	[3]	¥ 60		¥ 109		¥ 180		¥ 205
Sales/ redemptions, Liabilities	[3]	¥ (120)		¥ (190)		¥ (259)		¥ (237)
Settlements, Liabilities
Foreign exchange movements, Liabilities		¥ (3)		¥ 4		¥ (1)		¥ 4
Transfers into Level 3, Liabilities	[2]	33		10		38		32
Transfers out of Level 3, Liabilities	[2]	(5)		(6)		(35)		(12)
Liabilities, ending balance		¥ 416		¥ 439		¥ 416		¥ 439

[1]	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue-Other and Non-interest expenses-Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
[3]	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
[4]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.